Schedule of income tax and social contribution income (expense) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax and social contribution income (expense)
Current	R$ (4,240,802)	R$ (2,052,204)	R$ (1,564,622)
Deferred	(759,355)	1,426,696	2,398,400
Total	R$ (5,000,157)	R$ (625,508)	R$ 833,778